Stockholders' Equity - Summary of PSUs Activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock units, Beginning balance | shares	0
Stock units, Granted | shares	975
Stock units, Vested | shares	0
Stock units, Forfeited | shares	0
Number of stock units, Ending balance | shares	975
Wtd. Avg. Grant Date Fair Value, Outstanding, Beginning balance | $ / shares	$ 0
Weighted-average grant date fair value granted | $ / shares	7.92
Wtd. Avg. Grant Date Fair Value, Vested | $ / shares	0
Wtd. Avg. Grant Date Fair Value, Forfeited | $ / shares	0
Wtd. Avg. Grant Date Fair Value, Outstanding, Ending balance | $ / shares	$ 7.92
Performance Share Units ("PSUs")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock units, Beginning balance | shares	0
Stock units, Granted | shares	66
Stock units, Vested | shares	0
Stock units, Forfeited | shares	0
Number of stock units, Ending balance | shares	66
Wtd. Avg. Grant Date Fair Value, Outstanding, Beginning balance | $ / shares	$ 0
Weighted-average grant date fair value granted | $ / shares	6.05
Wtd. Avg. Grant Date Fair Value, Vested | $ / shares	0
Wtd. Avg. Grant Date Fair Value, Forfeited | $ / shares	0
Wtd. Avg. Grant Date Fair Value, Outstanding, Ending balance | $ / shares	$ 6.05